III. Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 619,007	$ 822,152
Percentage		88.00%	96.00%
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date	[1]	$ 237,320	$ 768,002
Percentage	[1]	38.00%	93.00%
Floating interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 381,687	$ 54,150
Percentage		62.00%	7.00%

[1]	Out of the $237 million fixed rate borrowings, $197 million are short-term.